Cover	Mar. 19, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 19, 2025
Entity File Number	001-41328
Entity Registrant Name	Goldenstone Acquisition Limited
Entity Central Index Key	0001858007
Entity Tax Identification Number	85-3373323
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4360 E. New York Street
Entity Address, City or Town	Aurora
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60504
City Area Code	330
Local Phone Number	352-7788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock and one Redeemable Warrant and one Right
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one Redeemable Warrant and one Right
Trading Symbol	GDSTU
Security Exchange Name	NASDAQ
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GDST
Security Exchange Name	NASDAQ
Redeemable Warrants, each warrant exercisable for one-half of one share of Common Stock at an exercise price of $11.50 per whole share
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one-half of one share of Common Stock at an exercise price of $11.50 per whole share
Trading Symbol	GDSTW
Security Exchange Name	NASDAQ
One Right to receive 1/10th of one share of Common Stock
Title of 12(b) Security	One Right to receive 1/10th of one share of Common Stock
Trading Symbol	GDSTR
Security Exchange Name	NASDAQ